Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss and total comprehensive income
Revenues	$ 356,262	$ 397,838	$ 371,034
Voyage expenses and commissions	(9,141)	(10,998)	(6,756)
Vessel operating costs	(69,731)	(67,753)	(72,363)
Depreciation	(104,900)	(98,472)	(87,490)
General and administrative expenses	(16,422)	(22,795)	(17,509)
Gain/(loss) on disposal of vessels	8,196	(1,033)	171
Impairment loss	(8,674)	(142)	(32,471)
Profit from operations	155,590	196,645	154,616
Financial costs	(4,830)	(67,060)	(47,639)
Financial income	190	7,612	2,363
Gain on derivatives		1,512	9,646
Total other expenses, net	(4,640)	(57,936)	(35,630)
Profit for the year	150,950	138,709	118,986
Total comprehensive income for the year	$ 150,950	$ 138,709	$ 118,986